Our Business	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Our Business
Our Business

Note 1—Our Business

Stream Global Services, Inc. (“we,” “us,” “Stream,” the “Company” or “SGS”) is a global business process outsourcing (“BPO”) service provider and wholly owned subsidiary of SGS Holdings, Inc. (“Parent”) specializing in customer relationship management (“CRM”), including sales, customer care and technical support primarily for Fortune 1000 companies. Our clients include multinational computing/hardware, telecommunications service providers, software/networking, entertainment/media, retail, travel and financial services companies. Our service programs are delivered through a set of standardized best practices and sophisticated technologies by a highly skilled multilingual workforce with the ability to support 35 languages across approximately 56 service centers in 23 countries. We continue to expand our global presence and service offerings to increase revenue, improve operational efficiencies and drive brand loyalty for our clients.

Note 2—Our Business

        We are a global business process outsourcing ("BPO") service provider specializing in customer relationship management ("CRM"), including sales, customer care and technical support primarily for Fortune 1000 companies. Our clients include multinational computing/hardware, telecommunications service providers, software/networking, entertainment/media, retail, travel and financial services companies. Our service programs are delivered through a set of standardized best practices and sophisticated technologies by a highly skilled multilingual workforce with the ability to support 35 languages across approximately 51 service centers in 22 countries. We continue to expand our global presence and service offerings to increase revenue, improve operational efficiencies and drive brand loyalty for our clients.